Age Analysis of Past Due Loans (Parenthetical) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accretion of discount	$ 13,233,075	$ 22,220,790